May 3, 2007

Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

          Re:     First Variable Rate Fund for Government Income
                     SEC File Numbers 2-56809 and 811-2633

Ladies and Gentlemen:

         Pursuant to Rule 497(c) under the Securities Act of 1933, the above-referenced Registrant hereby files the final form of Prospectus for the above-referenced Fund.

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-referenced Registrant hereby certifies that the final form of Statement of Additional Information for the above-referenced Fund that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statement or amendment, and the text of the most recent registration statement or amendment has been filed electronically.

If you have questions or require further information, please contact me at 301-657-7045.

Sincerely,

/s/Lancelot A. King

Lancelot A. King
Associate General Counsel